ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	6 Months Ended
Jun. 30, 2023
Payables and Accruals [Abstract]
Schedule of accounts payable and accrued expenses

	June 30,	December 31,
	2023	2022
Accounts payable	$14,474,333	$8,677,648
Accrued liabilities	1,580,757	2,058,725
Total accounts payable and accrued expenses	$16,055,090	$10,736,373